UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE DIVIDEND STRATEGY FUND

FORM N-Q

MARCH 31, 2017

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	March 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 0.9%
General Motors Co.	1,500,000	$53,040,000

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	507,300	65,751,153

Media - 6.1%
Comcast Corp., Class A Shares	4,319,400	162,366,246
Time Warner Inc.	1,535,810	150,063,995
Walt Disney Co.	340,080	38,561,671

Total Media		350,991,912

Specialty Retail - 2.7%
Home Depot Inc.	1,050,000	154,171,500

TOTAL CONSUMER DISCRETIONARY		623,954,565

CONSUMER STAPLES - 14.5%
Beverages - 3.4%
Anheuser-Busch InBev SA/NV, ADR	450,000	49,392,000
Coca-Cola Co.	2,171,530	92,159,733
PepsiCo Inc.	477,260	53,386,304

Total Beverages		194,938,037

Food & Staples Retailing - 4.2%
Costco Wholesale Corp.	493,920	82,825,445
CVS Health Corp.	652,780	51,243,230
Sysco Corp.	642,290	33,347,697
Wal-Mart Stores Inc.	975,180	70,290,974

Total Food & Staples Retailing		237,707,346

Food Products - 3.7%
Lamb Weston Holdings Inc.	900,000	37,854,000
Mondelez International Inc., Class A Shares	629,420	27,115,414
Nestle SA, ADR	1,947,730	149,780,437

Total Food Products		214,749,851

Household Products - 3.2%
Kimberly-Clark Corp.	819,480	107,868,152
Procter & Gamble Co.	811,340	72,898,899

Total Household Products		180,767,051

TOTAL CONSUMER STAPLES		828,162,285

ENERGY - 6.0%
Energy Equipment & Services - 1.9%
Schlumberger Ltd.	1,412,460	110,313,126

Oil, Gas & Consumable Fuels - 4.1%
Enbridge Inc.	2,496,093	104,436,531
Exxon Mobil Corp.	868,109	71,193,619
Williams Cos. Inc.	2,000,000	59,180,000

Total Oil, Gas & Consumable Fuels		234,810,150

TOTAL ENERGY		345,123,276

FINANCIALS - 15.0%
Banks - 3.5%
Bank of America Corp.	1,445,890	34,108,545
JPMorgan Chase & Co.	1,243,000	109,185,120
Wells Fargo & Co.	1,011,260	56,286,732

Total Banks		199,580,397

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
Capital Markets - 4.5%
Bank of New York Mellon Corp.	2,083,210	$98,390,008
BlackRock Inc.	152,000	58,293,520
Blackstone Group LP	3,340,820	99,222,354

Total Capital Markets		255,905,882

Diversified Financial Services - 3.7%
Berkshire Hathaway Inc., Class B Shares	1,284,110	214,035,455	*

Insurance - 3.3%
MetLife Inc.	2,016,315	106,501,758
Travelers Cos. Inc.	713,270	85,977,566

Total Insurance		192,479,324

TOTAL FINANCIALS		862,001,058

HEALTH CARE - 6.6%
Health Care Providers & Services - 1.2%
UnitedHealth Group Inc.	434,670	71,290,227

Pharmaceuticals - 5.4%
Johnson & Johnson	889,997	110,849,126
Merck & Co. Inc.	1,646,540	104,621,151
Pfizer Inc.	1,813,580	62,042,572
Zoetis Inc.	591,680	31,577,962

Total Pharmaceuticals		309,090,811

TOTAL HEALTH CARE		380,381,038

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.1%
Raytheon Co.	800,000	122,000,000

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	925,000	99,252,500

Commercial Services & Supplies - 1.8%
Waste Management Inc.	1,419,740	103,527,441

Industrial Conglomerates - 2.1%
3M Co.	625,220	119,623,342

Machinery - 0.5%
Pentair PLC	480,000	30,134,400

Road & Rail - 2.0%
Union Pacific Corp.	1,058,350	112,100,432

TOTAL INDUSTRIALS		586,638,115

INFORMATION TECHNOLOGY - 14.8%
Internet Software & Services - 2.5%
Alphabet Inc., Class C Shares	172,284	142,919,915	*

IT Services - 3.7%
Automatic Data Processing Inc.	952,430	97,519,307
MasterCard Inc., Class A Shares	525,000	59,046,750
Visa Inc., Class A Shares	650,000	57,765,500

Total IT Services		214,331,557

Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp.	1,600,000	57,712,000
Texas Instruments Inc.	1,700,000	136,952,000

Total Semiconductors & Semiconductor Equipment		194,664,000

Software - 2.6%
Microsoft Corp.	2,213,330	145,769,914

Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc.	1,027,480	147,607,777

TOTAL INFORMATION TECHNOLOGY		845,293,163

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY			SHARES	VALUE
MATERIALS - 5.5%
Chemicals - 4.3%
E.I. du Pont de Nemours & Co.			1,097,700	$88,178,241
Ecolab Inc.			539,080	67,568,287
PPG Industries Inc.			850,000	89,318,000

Total Chemicals				245,064,528

Containers & Packaging - 1.2%
International Paper Co.			1,423,280	72,274,159

TOTAL MATERIALS				317,338,687

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.			1,075,000	130,655,500
Healthcare Trust of America Inc., Class A Shares			1,646,723	51,805,905
Weyerhaeuser Co.			1,942,060	65,991,199

TOTAL REAL ESTATE				248,452,604

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T Inc.			1,862,240	77,376,072
Verizon Communications Inc.			1,674,996	81,656,055

TOTAL TELECOMMUNICATION SERVICES				159,032,127

UTILITIES - 5.9%
Electric Utilities - 3.3%
Brookfield Infrastructure Partners LP			3,454,665	133,591,896
NextEra Energy Inc.			428,050	54,948,778

Total Electric Utilities				188,540,674

Independent Power and Renewable Electricity Producers - 0.9%
Brookfield Renewable Partners LP			907,749	26,894,244
Brookfield Renewable Partners LP			799,920	23,781,622

Total Independent Power and Renewable Electricity Producers				50,675,866

Multi-Utilities - 1.7%
WEC Energy Group Inc.			1,650,000	100,039,500

TOTAL UTILITIES				339,256,040

TOTAL COMMON STOCKS (Cost - $3,718,446,438)				5,535,632,958

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Wells Fargo & Co. (Cost - $15,253,320)	7.500%		14,406	17,863,440

		MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%
Finance America Net Interest Margin Trust, 2004-1 A (Cost - $73,448)	5.250%	6/27/34	$73,417	$1	*(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,733,773,206)				5,553,496,399

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $198,132,634)	0.555%	198,132,634	$198,132,634

TOTAL INVESTMENTS - 100.2% (Cost - $3,931,905,840#)			5,751,629,033
Liabilities in Excess of Other Assets - (0.2)%			(13,938,121)

TOTAL NET ASSETS - 100.0%			$5,737,690,912

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of March 31, 2017.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$5,535,632,958	—	—	$5,535,632,958
Convertible Preferred Stocks	17,863,440	—	—	17,863,440
Asset-Backed Securities	—	$1	—	1

Total Long-Term Investments	$5,553,496,398	$1	—	$5,553,496,399

Short-Term Investments†	198,132,634	—	—	198,132,634

Total Investments	$5,751,629,032	$1	—	$5,751,629,033

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,842,750,023
Gross unrealized depreciation	(23,026,830)

Net unrealized appreciation	$1,819,723,193

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017